N-4	Dec. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE INSURANCE COMPANY
Entity Central Index Key	0002077810
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Portfolio Company	Average Annual Total Return 1 Year
BlackRock Global Allocation V.I. Fund – Class III	19.42%

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Portfolio Company	Average Annual Total Return 1 Year
BlackRock Global Allocation V.I. Fund – Class III	19.42%

BlackRock Global Allocation V.I. Fund – Class III [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund – Class III
Average Annual Total Returns, 1 Year [Percent]	19.42%